Document and Entity Information	Apr. 20, 2021
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	MARVELL TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-00000000
Entity Tax Identification Number	85-3971597
Entity Address, Address Line One	1000 N. West Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	295-4840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	MRVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--01-30
Amendment Flag	false
Entity Central Index Key	0001835632